Ordinary shares, share premium, and other equity (Narrative) (Details) € / shares in Units, £ / shares in Units, $ / shares in Units, € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 EUR (€) Issuance Redemptions € / shares shares	Dec. 31, 2019 GBP (£) Issuance Redemptions	Dec. 31, 2019 USD ($) Issuance Redemptions	Dec. 31, 2018 GBP (£) Issuance Redemptions shares		Dec. 31, 2017 GBP (£)		Dec. 31, 2019 GBP (£) £ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2004 GBP (£)
Equity					£ 47,711,000,000		£ 65,734,000,000		£ 50,615,000,000
Capital reorganisation					0
Net issue of shares and other equity instruments			£ 2,292,000,000		1,925,000,000		2,495,000,000	[1]
Net equity impact of intra-group transfers			£ 0		3,015,000,000
6% Callable Perpetual Core Tier One Notes | Barclays Bank PLC [member]
Notional amount									£ 13,000,000
Interest rate		6.00%							6.00%		6.00%
6.86% Callable Perpetual Core Tier One Notes (USD 179m) | Barclays Bank PLC [member]
Notional amount | $											$ 179.0
Interest rate		6.86%							6.86%		6.86%
5.3304% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Notional amount									£ 35,000,000
Interest rate		5.3304%							5.3304%		5.3304%
6.3688% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Notional amount									£ 33,000,000
Interest rate		6.3688%							6.3688%		6.3688%
14% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Notional amount									£ 3,000,000,000
Interest rate		14.00%							14.00%		14.00%
Ordinary share capital [member]
Par value per share | £ / shares									£ 1
Equity					2,342,000,000		2,342,000,000		£ 2,342,000,000
Capital reorganisation					0
Net equity impact of intra-group transfers					0
Preference share capital [member]
Equity					6,000,000		19,000,000		£ 6,000,000
Capital reorganisation					0
Net equity impact of intra-group transfers					0
Preference share capital [member] | 6% Callable Perpetual Core Tier One Notes
Rights, preferences and restrictions attaching to class of share capital		The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.
Preference share capital [member] | 6.86% Callable Perpetual Core Tier One Notes (USD 179m)
Rights, preferences and restrictions attaching to class of share capital		The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.
Preference share capital [member] | 5.3304% Step-up Callable Perpetual Reserve Capital Instruments
Rights, preferences and restrictions attaching to class of share capital		The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.
Preference share capital [member] | 6.3688% Step-up Callable Perpetual Reserve Capital Instruments
Rights, preferences and restrictions attaching to class of share capital		The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.
Preference share capital [member] | 14% Step-up Callable Perpetual Reserve Capital Instruments
Rights, preferences and restrictions attaching to class of share capital		The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments, the £33m 6.3688% Step-up Callable Perpetual Reserve Capital Instruments and the £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (together, the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per 4.75% Preference Share and $10,000 per 6.278% Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.
Sterling 1 Preference Shares [member]
Share premium												£ 0
Rights, preferences and restrictions attaching to class of share capital		Barclays Bank PLC shall be obliged to pay such dividends if: (1) it has profits available for the purpose of distribution under the Companies Act 2006 as at each dividend payment date; and (2) it is solvent on the relevant dividend payment date, provided that a capital regulations condition is satisfied on such dividend payment date. The dividends shall not be due and payable on the relevant dividend payment date except to the extent that Barclays Bank PLC could make such payment and still be solvent immediately thereafter. Barclays Bank PLC shall be considered solvent on any date if: (1) it is able to pay its debts to senior creditors as they fall due; and (2) its auditors have reported within the previous six months that its assets exceed its liabilities. If Barclays Bank PLC shall not pay, or shall pay only in part, a dividend for a period of seven days or more after the due date for payment, the holders of the £1 Preference Shares may institute proceedings for the winding-up of Barclays Bank PLC. No remedy against Barclays Bank PLC shall be available to the holder of any £1 Preference Shares for the recovery of amounts owing in respect of £1 Preference Shares other than the institution of proceedings for the winding-up of Barclays Bank PLC and/or proving in such winding-up. On a winding-up or other return of capital (other than a redemption or purchase by Barclays Bank PLC of any of its issued shares, or a reduction of share capital, permitted by the Articles of Barclays Bank PLC and under applicable law), the assets of Barclays Bank PLC available to shareholders shall be applied in priority to any payment to the holders of ordinary shares and any other class of shares in the capital of Barclays Bank PLC then in issue ranking junior to the £1 Preference Shares on such a return of capital and pari passu on such a return of capital with the holders of any other class of shares in the capital of Barclays Bank PLC then in issue (other than any class of shares in the capital of Barclays Bank PLC then in issue ranking in priority to the £1 Preference Shares on a winding-up or other such return of capital), in payment to the holders of the £1 Preference Shares of a sum equal to the aggregate of: (1) an amount equal to the dividends accrued thereon for the then current dividend period (and any accumulated arrears thereof) to the date of the commencement of the winding-up or other such return of capital; and (2) an amount equal to £1 per £1 Preference Share. After payment of the full amount of the liquidating distributions to which they are entitled, the holders of the £1 Preference Shares will have no right or claim to any of the remaining assets of Barclays Bank PLC and will not be entitled to any further participation in such return of capital.	Barclays Bank PLC shall be obliged to pay such dividends if: (1) it has profits available for the purpose of distribution under the Companies Act 2006 as at each dividend payment date; and (2) it is solvent on the relevant dividend payment date, provided that a capital regulations condition is satisfied on such dividend payment date. The dividends shall not be due and payable on the relevant dividend payment date except to the extent that Barclays Bank PLC could make such payment and still be solvent immediately thereafter. Barclays Bank PLC shall be considered solvent on any date if: (1) it is able to pay its debts to senior creditors as they fall due; and (2) its auditors have reported within the previous six months that its assets exceed its liabilities. If Barclays Bank PLC shall not pay, or shall pay only in part, a dividend for a period of seven days or more after the due date for payment, the holders of the £1 Preference Shares may institute proceedings for the winding-up of Barclays Bank PLC. No remedy against Barclays Bank PLC shall be available to the holder of any £1 Preference Shares for the recovery of amounts owing in respect of £1 Preference Shares other than the institution of proceedings for the winding-up of Barclays Bank PLC and/or proving in such winding-up. On a winding-up or other return of capital (other than a redemption or purchase by Barclays Bank PLC of any of its issued shares, or a reduction of share capital, permitted by the Articles of Barclays Bank PLC and under applicable law), the assets of Barclays Bank PLC available to shareholders shall be applied in priority to any payment to the holders of ordinary shares and any other class of shares in the capital of Barclays Bank PLC then in issue ranking junior to the £1 Preference Shares on such a return of capital and pari passu on such a return of capital with the holders of any other class of shares in the capital of Barclays Bank PLC then in issue (other than any class of shares in the capital of Barclays Bank PLC then in issue ranking in priority to the £1 Preference Shares on a winding-up or other such return of capital), in payment to the holders of the £1 Preference Shares of a sum equal to the aggregate of: (1) an amount equal to the dividends accrued thereon for the then current dividend period (and any accumulated arrears thereof) to the date of the commencement of the winding-up or other such return of capital; and (2) an amount equal to £1 per £1 Preference Share. After payment of the full amount of the liquidating distributions to which they are entitled, the holders of the £1 Preference Shares will have no right or claim to any of the remaining assets of Barclays Bank PLC and will not be entitled to any further participation in such return of capital.	Barclays Bank PLC shall be obliged to pay such dividends if: (1) it has profits available for the purpose of distribution under the Companies Act 2006 as at each dividend payment date; and (2) it is solvent on the relevant dividend payment date, provided that a capital regulations condition is satisfied on such dividend payment date. The dividends shall not be due and payable on the relevant dividend payment date except to the extent that Barclays Bank PLC could make such payment and still be solvent immediately thereafter. Barclays Bank PLC shall be considered solvent on any date if: (1) it is able to pay its debts to senior creditors as they fall due; and (2) its auditors have reported within the previous six months that its assets exceed its liabilities. If Barclays Bank PLC shall not pay, or shall pay only in part, a dividend for a period of seven days or more after the due date for payment, the holders of the £1 Preference Shares may institute proceedings for the winding-up of Barclays Bank PLC. No remedy against Barclays Bank PLC shall be available to the holder of any £1 Preference Shares for the recovery of amounts owing in respect of £1 Preference Shares other than the institution of proceedings for the winding-up of Barclays Bank PLC and/or proving in such winding-up. On a winding-up or other return of capital (other than a redemption or purchase by Barclays Bank PLC of any of its issued shares, or a reduction of share capital, permitted by the Articles of Barclays Bank PLC and under applicable law), the assets of Barclays Bank PLC available to shareholders shall be applied in priority to any payment to the holders of ordinary shares and any other class of shares in the capital of Barclays Bank PLC then in issue ranking junior to the £1 Preference Shares on such a return of capital and pari passu on such a return of capital with the holders of any other class of shares in the capital of Barclays Bank PLC then in issue (other than any class of shares in the capital of Barclays Bank PLC then in issue ranking in priority to the £1 Preference Shares on a winding-up or other such return of capital), in payment to the holders of the £1 Preference Shares of a sum equal to the aggregate of: (1) an amount equal to the dividends accrued thereon for the then current dividend period (and any accumulated arrears thereof) to the date of the commencement of the winding-up or other such return of capital; and (2) an amount equal to £1 per £1 Preference Share. After payment of the full amount of the liquidating distributions to which they are entitled, the holders of the £1 Preference Shares will have no right or claim to any of the remaining assets of Barclays Bank PLC and will not be entitled to any further participation in such return of capital.
Description of redemption terms		The £1 Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, subject to the Companies Act 2006 and its Articles. Holders of the £1 Preference Shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC.	The £1 Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, subject to the Companies Act 2006 and its Articles. Holders of the £1 Preference Shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC.	The £1 Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, subject to the Companies Act 2006 and its Articles. Holders of the £1 Preference Shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC.
Euro Preference Shares [member]
Par value per share | € / shares		€ 100
Notional amount | €		€ 14.0
Rights, preferences and restrictions attaching to class of share capital		The 4.75% Preference Shares entitle the holders thereof to receive Euro non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, annually at a fixed rate of 4.75% per annum on the amount of €10,000 per preference share until 15 March 2020, and thereafter quarterly at a rate reset quarterly equal to 0.71% per annum above the Euro interbank offered rate for three-month Euro deposits.	The 4.75% Preference Shares entitle the holders thereof to receive Euro non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, annually at a fixed rate of 4.75% per annum on the amount of €10,000 per preference share until 15 March 2020, and thereafter quarterly at a rate reset quarterly equal to 0.71% per annum above the Euro interbank offered rate for three-month Euro deposits.	The 4.75% Preference Shares entitle the holders thereof to receive Euro non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, annually at a fixed rate of 4.75% per annum on the amount of €10,000 per preference share until 15 March 2020, and thereafter quarterly at a rate reset quarterly equal to 0.71% per annum above the Euro interbank offered rate for three-month Euro deposits.
Interest rate		4.75%							4.75%		4.75%
Description of redemption terms		The 4.75% Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on 15 March 2020, and on each dividend payment date thereafter at €10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.	The 4.75% Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on 15 March 2020, and on each dividend payment date thereafter at €10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.	The 4.75% Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on 15 March 2020, and on each dividend payment date thereafter at €10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.
Net issue of shares and other equity instruments		€ 1,383.3	£ 966,700,000
Euro Preference Shares [member] | Barclays Bank PLC [member]
Liquidating distributions subject to the ranking of reserve capital instruments | € / shares		€ 10,000
6.278% USD 100 [member]
Number of shares issued and fully paid | shares		100,000							100,000		100,000
Par value per share | $ / shares											$ 100
Notional amount | $											$ 10.0
Rights, preferences and restrictions attaching to class of share capital		The 6.278% Preference Shares entitle the holders thereof to receive US Dollar non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, semi-annually at a fixed rate of 6.278% per annum on the amount of $10,000 per preference share until 15 December 2034, and thereafter quarterly at a rate reset quarterly equal to 1.55% per annum above the London interbank offered rate for three-month US Dollar deposits.	The 6.278% Preference Shares entitle the holders thereof to receive US Dollar non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, semi-annually at a fixed rate of 6.278% per annum on the amount of $10,000 per preference share until 15 December 2034, and thereafter quarterly at a rate reset quarterly equal to 1.55% per annum above the London interbank offered rate for three-month US Dollar deposits.	The 6.278% Preference Shares entitle the holders thereof to receive US Dollar non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, semi-annually at a fixed rate of 6.278% per annum on the amount of $10,000 per preference share until 15 December 2034, and thereafter quarterly at a rate reset quarterly equal to 1.55% per annum above the London interbank offered rate for three-month US Dollar deposits.
Interest rate		6.278%							6.278%		6.278%
Description of redemption terms		The 6.278% Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on 15 December 2034, and on each dividend payment date thereafter at $10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.	The 6.278% Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on 15 December 2034, and on each dividend payment date thereafter at $10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.	The 6.278% Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on 15 December 2034, and on each dividend payment date thereafter at $10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.
Net issue of shares and other equity instruments			£ 548,100,000	$ 995.4
6.278% USD 100 [member] | Barclays Bank PLC [member]
Liquidating distributions subject to the ranking of reserve capital instruments | $ / shares											$ 10,000
American Depositary Shares, Series 1 [member]
Number of shares issued and fully paid | shares		100,000							100,000		100,000
8.125% USD 0.25 [member]
Number of shares issued and fully paid | shares		106,000,000							106,000,000		106,000,000
Par value per share | $ / shares											$ 0.25
Notional amount | $											$ 26.5
Rights, preferences and restrictions attaching to class of share capital		The 8.125% Preference Shares entitle the holders thereof to receive US Dollar non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, quarterly at a fixed rate of 8.125% per annum on the amount of $25 per preference share.	The 8.125% Preference Shares entitle the holders thereof to receive US Dollar non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, quarterly at a fixed rate of 8.125% per annum on the amount of $25 per preference share.	The 8.125% Preference Shares entitle the holders thereof to receive US Dollar non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, quarterly at a fixed rate of 8.125% per annum on the amount of $25 per preference share.
Interest rate		8.125%							8.125%		8.125%
Description of redemption terms		No redemption or purchase of any 4.75% Preference Shares and the 6.278% Preference Shares (together, the Preference Shares) may be made by Barclays Bank PLC without the prior approval of the UK PRA and any such redemption will be subject to the Companies Act 2006 and the Articles of Barclays Bank PLC. On a winding-up of Barclays Bank PLC or other return of capital (other than a redemption or purchase of shares of Barclays Bank PLC, or a reduction of share capital), a holder of Preference Shares will rank in the application of assets of Barclays Bank PLC available to shareholders: (1) junior to the holder of any shares of Barclays Bank PLC in issue ranking in priority to the Preference Shares; (2) equally in all respects with holders of other preference shares and any other shares of Barclays Bank PLC in issue ranking pari passu with the Preference Shares; and (3) in priority to the holders of ordinary shares and any other shares of Barclays Bank PLC in issue ranking junior to the Preference Shares.	No redemption or purchase of any 4.75% Preference Shares and the 6.278% Preference Shares (together, the Preference Shares) may be made by Barclays Bank PLC without the prior approval of the UK PRA and any such redemption will be subject to the Companies Act 2006 and the Articles of Barclays Bank PLC. On a winding-up of Barclays Bank PLC or other return of capital (other than a redemption or purchase of shares of Barclays Bank PLC, or a reduction of share capital), a holder of Preference Shares will rank in the application of assets of Barclays Bank PLC available to shareholders: (1) junior to the holder of any shares of Barclays Bank PLC in issue ranking in priority to the Preference Shares; (2) equally in all respects with holders of other preference shares and any other shares of Barclays Bank PLC in issue ranking pari passu with the Preference Shares; and (3) in priority to the holders of ordinary shares and any other shares of Barclays Bank PLC in issue ranking junior to the Preference Shares.	No redemption or purchase of any 4.75% Preference Shares and the 6.278% Preference Shares (together, the Preference Shares) may be made by Barclays Bank PLC without the prior approval of the UK PRA and any such redemption will be subject to the Companies Act 2006 and the Articles of Barclays Bank PLC. On a winding-up of Barclays Bank PLC or other return of capital (other than a redemption or purchase of shares of Barclays Bank PLC, or a reduction of share capital), a holder of Preference Shares will rank in the application of assets of Barclays Bank PLC available to shareholders: (1) junior to the holder of any shares of Barclays Bank PLC in issue ranking in priority to the Preference Shares; (2) equally in all respects with holders of other preference shares and any other shares of Barclays Bank PLC in issue ranking pari passu with the Preference Shares; and (3) in priority to the holders of ordinary shares and any other shares of Barclays Bank PLC in issue ranking junior to the Preference Shares.
Net issue of shares and other equity instruments			£ 1,345,000,000	$ 2,650.0
American Depositary Shares, Series 5 [member]
Number of shares issued and fully paid | shares		106,000,000							106,000,000		106,000,000
Issued capital and share premium [member]
Equity					2,348,000,000		14,453,000,000	[2]	£ 2,348,000,000	[2]
Capital reorganisation	[2]				12,092,000,000
Net equity impact of intra-group transfers	[2]		0		£ 0
Issued capital and share premium [member] | Sterling 1 Preference Shares [member]
Percentage of issued share capital		100.00%			100.00%				100.00%		100.00%
Called up share capital [member] | Sterling 1 Preference Shares [member] | Barclays Bank PLC [member]
Number of shares issued and fully paid | shares		1,000			1,000				1,000		1,000
Par value per share | £ / shares									£ 1
Called up share capital [member] | Euro Preference Shares [member] | Barclays Bank PLC [member]
Number of shares issued and fully paid | shares		31,856			31,856				31,856		31,856
Par value per share | € / shares		€ 100
Called up share capital [member] | US Dollar Preference Shares $ 100 [member] | Barclays Bank PLC [member]
Number of shares issued and fully paid | shares		58,133			58,133				58,133		58,133
Par value per share | $ / shares											$ 100
Share premium [member]
Equity					£ 0		12,092,000,000		£ 0
Capital reorganisation					12,092,000,000
Net equity impact of intra-group transfers					0
Other equity instruments [member]
Equity					7,595,000,000		8,982,000,000	[2]	8,323,000,000	[2]
Capital reorganisation	[2]				0
Net equity impact of intra-group transfers	[2]		£ 0		2,070,000,000
AT1 Securities [member] | Barclays Bank UK PLC [member] | UK Banking Business [member] | Barclays Bank PLC [member]
Net equity impact of intra-group transfers					2,070,000,000
Issuances of AT1 equity instruments [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Notional amount					£ 1,925,000,000,000				2,302,000,000,000
Number of convertible instruments issued | Issuance		3	3	3	1
Redemptions of AT1 equity instruments [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Notional amount					£ 1,242,000,000				1,574,000,000,000
Number of convertible instruments redeemed | Redemptions		2	2	2	1
Retained earnings [member]
Equity					£ 34,405,000,000	[3]	£ 38,490,000,000		£ 36,709,000,000	[3]
Capital reorganisation	[3]				0
Net equity impact of intra-group transfers	[3]		£ 0		638,000,000
Retained earnings [member] | UK Banking Business [member]
Net equity impact of intra-group transfers					£ 14,187,000,000

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39.

[2]	For further details refer to Note 27 .
[3]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. This change does not impact earnings per share or return on average tangible shareholders’ equity. Comparatives have been restated, reducin g the tax charge for 2018 by £ 175 m. Further detai l can be found in Note 1